Other operating expenses - Summary of Other Operating Expenses (Details) - GBP (£) £ in Millions		12 Months Ended
	Mar. 13, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Operating Expenses [Line Items]
Other operating expenses		£ 13,093	£ 7,538	£ 9,018
The following items are included within other operating expenses:
Inventory write-offs		134	250	250
Research and development expenses (excluding employee benefit costs and depreciation)		174	181	138
Loss/(gain) on disposal of businesses		0	546	(6)
(Reversals)/charges in respect of assets held-for-sale		0	(195)	612
Romania and Brazil other taxes		449	49	12
Marketing costs in operating expenses		1,111	1,152	1,160
Exchange differences		11	17	92
Hedge ineffectiveness within operating profit		5	(12)	36
Expenses relating to short-term leases		8	13	11
Expenses relating to leases of low-value assets		1	1	1
Auditor’s remuneration		30	29	29
Master settlement agreement and state settlement agreements
The following items are included within other operating expenses:
Losses on litigation settlements		1,689	2,023	2,387
Settlement of tobacco litigation in Canada
The following items are included within other operating expenses:
Losses on litigation settlements		6,203	0	0
DOJ and OFAC investigation
The following items are included within other operating expenses:
Losses on litigation settlements		4	75	450
Competition investigations
The following items are included within other operating expenses:
Charges in respect of Nigerian FCCPC case		0	0	79
ITC Ltd.
The following items are included within other operating expenses:
Partial disposal of shares in ITC	£ 6	£ 6	£ 0	£ 0